Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Long-term Purchase Commitment [Line Items]
Capital Commitments	$ 85,110
Contractual Obligations, 2019	44,795
Contractual Obligations, 2020 and after	40,315
Capital Commitments
Long-term Purchase Commitment [Line Items]
Capital Commitments	85,110
Contractual Obligations, 2019	44,795
Contractual Obligations, 2020 and after	$ 40,315